Segment and geographical information (Tables)	6 Months Ended
Jun. 30, 2012
Segment and geographical information
Schedule of performance by each segment

	Three-month period ended (unaudited)
	June 30, 2012						March 31, 2012						June 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	8,934	1,781	923	408	104	12,150	8,240	1,775	829	403	92	11,339	11,682	2,230	867	476	90	15,345
Cost and expenses	(3,509)	(1,573)	(740)	(394)	(191)	(6,407)	(3,455)	(1,359)	(660)	(411)	(250)	(6,135)	(3,449)	(1,528)	(658)	(396)	(225)	(6,256)
Research and development	(170)	(122)	(23)	(2)	(42)	(359)	(139)	(96)	(15)	(1)	(48)	(299)	(130)	(98)	(16)	(30)	(89)	(363)
Depreciation, depletion and amortization	(508)	(402)	(114)	(57)	(3)	(1,084)	(506)	(374)	(109)	(64)	(2)	(1,055)	(438)	(350)	(129)	(60)	(2)	(979)
Loss on sale of assets	(377)	—	—	—	—	(377)	—	—	—	—	—	—	—	—	—	—	—	—
Operating income	4,370	(316)	46	(45)	(132)	3,923	4,140	(54)	45	(73)	(208)	3,850	7,665	254	64	(10)	(226)	7,747
Financial Result	(2,504)	41	(57)	(21)	(7)	(2,548)	220	5	4	(9)	9	229	840	(210)	29	(17)	6	648
Equity in results of affiliates and joint ventures and others investments	186	3	—	15	(46)	158	245	34	—	30	(66)	243	339	(2)	—	33	36	406
Income taxes	(164)	14	1,209	3	(2)	1,060	(504)	(15)	(11)	(19)	(4)	(553)	(2,120)	(228)	(57)	(2)	—	(2,407)
Noncontrolling interests	24	54	(25)	—	16	69	14	59	(18)	—	3	58	1	33	(1)	—	25	58
Net income attributable to the Company’s stockholders	1,912	(204)	1,173	(48)	(171)	2,662	4,115	29	20	(71)	(266)	3,827	6,725	(153)	35	4	(159)	6,452

Sales classified by geographic destination:
Foreign market
America, except United States	207	256	17	—	4	484	183	254	13	36	11	497	298	258	2	—	—	558
United States	54	344	12	—	—	410	29	356	22	—	1	408	5	400	1	—	—	406
Europe	1,799	475	37	—	10	2,321	1,357	475	44	—	13	1,889	2,415	601	41	—	11	3,068
Middle East/Africa/Oceania	373	19	1	—	—	393	315	52	—	—	—	367	361	55	—	—	—	416
Japan	1,067	202	—	—	4	1,273	1,183	150	—	—	2	1,335	1,488	299	—	—	2	1,789
China	3,538	264	—	—	—	3,802	3,395	156	—	—	—	3,551	4,680	325	—	—	—	5,005
Asia, other than Japan and China	921	219	15	—	—	1,155	660	263	16	—	2	941	899	290	8	—	1	1,198
Brazil	975	2	841	408	86	2,312	1,118	69	734	367	63	2,351	1,536	2	815	476	76	2,905
	8,934	1,781	923	408	104	12,150	8,240	1,775	829	403	92	11,339	11,682	2,230	867	476	90	15,345

Results by segment

	Six-month period ended (unaudited)
	June 30, 2012						June 30, 2011
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	17,174	3,556	1,752	811	196	23,489	21,201	4,979	1,654	804	255	28,893
Cost and expenses	(6,964)	(2,932)	(1,400)	(805)	(441)	(12,542)	(6,483)	(3,062)	(1,302)	(686)	(516)	(12,049)
Research and development	(309)	(218)	(38)	(3)	(90)	(658)	(242)	(172)	(34)	(51)	(206)	(705)
Depreciation, depletion and amortization	(1,014)	(776)	(223)	(121)	(5)	(2,139)	(872)	(707)	(246)	(104)	(7)	(1,936)
Loss on sale of assets	(377)	—	—	—	—	(377)	—	1,513	—	—	—	1,513
Operating income	8,510	(370)	91	(118)	(340)	7,773	13,604	2,551	72	(37)	(474)	15,716
Financial Result	(2,284)	46	(53)	(30)	2	(2,319)	805	(237)	44	(36)	(26)	550
Equity in results of affiliates and joint ventures and others investments	431	37	—	45	(112)	401	597	(5)	—	69	25	686
Income taxes	(668)	(1)	1,198	(16)	(6)	507	(3,101)	(629)	(54)	—	—	(3,784)
Noncontrolling interests	38	113	(43)	—	19	127	3	47	3	—	57	110
Net income attributable to the Company’s stockholders	6,027	(175)	1,193	(119)	(437)	6,489	11,908	1,727	65	(4)	(418)	13,278

Sales classified by geographic destination:
Foreign market
America, except United States	390	510	30	36	15	981	545	720	20	—	—	1,285
United States	83	700	34	—	1	818	10	869	1	—	2	882
Europe	3,156	950	81	—	23	4,210	4,440	1,174	60	—	29	5,703
Middle East/Africa/Oceania	688	71	1	—	—	760	798	73	—	—	1	872
Japan	2,250	352	—	—	6	2,608	2,620	674	—	—	4	3,298
China	6,933	420	—	—	—	7,353	8,338	656	—	—	35	9,029
Asia, other than Japan and China	1,581	482	31	—	2	2,096	1,670	695	16	—	1	2,382
Brazil	2,093	71	1,575	775	149	4,663	2,780	118	1,557	804	183	5,442
	17,174	3,556	1,752	811	196	23,489	21,201	4,979	1,654	804	255	28,893

Operating segment

	Three-month period ended in June 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	6,505	(58)	6,447	(2,272)	4,175	(383)	3,792	33,757	1,163	106
Pellets	1,961	(56)	1,905	(724)	1,181	(65)	1,116	2,099	163	1,106
Manganese	63	(1)	62	(57)	5	(3)	2	77	6	—
Ferroalloys	129	(12)	117	(97)	20	(16)	4	173	116	—
Coal	276	—	276	(402)	(126)	(41)	(167)	4,115	442	265
	8,934	(127)	8,807	(3,552)	5,255	(508)	4,747	40,221	1,890	1,477
Base Metals
Nickel and other products (a)	1,544	—	1,544	(1,472)	72	(385)	(313)	29,498	675	25
Copper (b)	237	(2)	235	(221)	14	(17)	(3)	4,374	291	233
Aluminum products	—	—	—	—	—	—	—	—	—	3,292
	1,781	(2)	1,779	(1,693)	86	(402)	(316)	33,872	966	3,550
Fertilizers
Potash	81	(6)	75	(67)	8	(9)	(1)	1,425	43	—
Phosphates	630	(20)	610	(508)	102	(83)	19	7,536	20	—
Nitrogen	193	(26)	167	(134)	33	(22)	11	532	—	—
Others fertilizers products	19	(2)	17	—	17	—	17	338	—	—
	923	(54)	869	(709)	160	(114)	46	9,831	63	—

Logistics
Railroads	294	(43)	251	(270)	(19)	(44)	(63)	1,340	13	560
Ports	114	(11)	103	(72)	31	(13)	18	594	15	93
Ships	—	—	—	—	—	—	—	2,345	128	—
	408	(54)	354	(342)	12	(57)	(45)	4,279	156	653
Others	104	(20)	84	(213)	(129)	(3)	(132)	1,900	153	2,493
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	12,150	(257)	11,893	(6,886)	5,007	(1,084)	3,923	90,103	3,228	8,173

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in March 31, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	5,987	(78)	5,909	(2,147)	3,762	(373)	3,389	34,950	1,678	114
Pellets	1,698	(71)	1,627	(745)	882	(55)	827	2,100	97	1,265
Manganese	42	(2)	40	(32)	8	(4)	4	85	—	—
Ferroalloys	124	(12)	112	(110)	2	(15)	(13)	257	—	—
Coal	389	—	389	(397)	(8)	(59)	(67)	4,470	108	254
	8,240	(163)	8,077	(3,431)	4,646	(506)	4,140	41,862	1,883	1,633
Base Metals
Nickel and other products (a)	1,555	—	1,555	(1,242)	313	(355)	(42)	29,742	552	20
Copper (b)	220	—	220	(213)	7	(19)	(12)	4,418	235	234
Aluminum products	—	—	—	—	—	—	—	—	—	3,578
	1,775	—	1,775	(1,455)	320	(374)	(54)	34,160	787	3,832
Fertilizers
Potash	70	(4)	66	(52)	14	(6)	8	2,369	20	—
Phosphates	548	(18)	530	(409)	121	(74)	47	7,043	73	—
Nitrogen	192	(24)	168	(165)	3	(29)	(26)	447	7	—
Others fertilizers products	19	(3)	16	—	16	—	16	315	1	—
	829	(49)	780	(626)	154	(109)	45	10,174	101	—

Logistics
Railroads	265	(52)	213	(239)	(26)	(48)	(74)	1,395	20	600
Ports	138	(15)	123	(106)	17	(16)	1	621	46	106
Ships	—	—	—	—	—	—	—	2,163	—	—
	403	(67)	336	(345)	(9)	(64)	(73)	4,179	66	706
Others	92	(6)	86	(292)	(206)	(2)	(208)	2,156	124	2,596
	11,339	(285)	11,054	(6,149)	4,905	(1,055)	3,850	92,531	2,961	8,767

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Three-month period ended in June 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	9,102	(134)	8,968	(2,157)	6,811	(347)	6,464	33,602	1,259	123
Pellets	2,122	(73)	2,049	(778)	1,271	(31)	1,240	2,678	—	1,093
Manganese	52	(2)	50	(48)	2	(4)	(2)	25	1	—
Ferroalloys	150	(15)	135	(96)	39	(16)	23	321	10	—
Coal	256	—	256	(276)	(20)	(40)	(60)	3,686	218	262
	11,682	(224)	11,458	(3,355)	8,103	(438)	7,665	40,312	1,488	1,478
Base Metals
Nickel and other products (a)	1,966	—	1,966	(1,411)	555	(326)	229	29,801	613	13
Copper (b)	264	(1)	263	(214)	49	(24)	25	4,206	348	133
Aluminum products	—	—	—	—	—	—	—	—	—	3,686
	2,230	(1)	2,229	(1,625)	604	(350)	254	34,007	961	3,832
Fertilizers
Potash	68	(3)	65	(66)	(1)	(18)	(19)	1,846	293	—
Phosphates	586	(22)	564	(404)	160	(62)	98	7,132	96	—
Nitrogen	194	(25)	169	(151)	18	(49)	(31)	1,592	45	—
Others fertilizers products	19	(3)	16	—	16	—	16	—	—	—
	867	(53)	814	(621)	193	(129)	64	10,570	434	—

Logistics
Railroads	357	(54)	303	(277)	26	(45)	(19)	1,464	66	565
Ports	119	(14)	105	(81)	24	(15)	9	739	23	—
Ships	—	—	—	—	—	—	—	1,482	140	141
	476	(68)	408	(358)	50	(60)	(10)	3,685	229	706
Others	90	(10)	80	(304)	(224)	(2)	(226)	3,103	368	2,536
	15,345	(356)	14,989	(6,263)	8,726	(979)	7,747	91,677	3,480	8,552

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Six-month period ended in June 30, 2012 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	12,492	(136)	12,356	(4,419)	7,937	(756)	7,181	33,757	2,841	106
Pellets	3,659	(127)	3,532	(1,469)	2,063	(120)	1,943	2,099	260	1,106
Manganese	105	(3)	102	(89)	13	(7)	6	77	6	—
Ferroalloys	253	(24)	229	(207)	22	(31)	(9)	173	116	—
Coal	665	—	665	(799)	(134)	(100)	(234)	4,115	550	265
	17,174	(290)	16,884	(6,983)	9,901	(1,014)	8,887	40,221	3,773	1,477
Base Metals
Nickel and other products (a)	3,099	—	3,099	(2,714)	385	(740)	(355)	29,498	1,227	25
Copper (b)	457	(2)	455	(434)	21	(36)	(15)	4,374	526	233
Aluminum products	—	—	—	—	—	—	—	—	—	3,292
	3,556	(2)	3,554	(3,148)	406	(776)	(370)	33,872	1,753	3,550
Fertilizers
Potash	151	(10)	141	(119)	22	(15)	7	1,425	63	—
Phosphates	1,178	(38)	1,140	(917)	223	(157)	66	7,536	93	—
Nitrogen	385	(50)	335	(299)	36	(51)	(15)	532	7	—
Others fertilizers products	38	(5)	33	—	33	—	33	338	1	—
	1,752	(103)	1,649	(1,335)	314	(223)	91	9,831	164	—

Logistics
Railroads	559	(95)	464	(509)	(45)	(92)	(137)	1,340	33	560
Ports	252	(26)	226	(178)	48	(29)	19	594	61	93
Ships	—	—	—	—	—	—	—	2,345	128	—
	811	(121)	690	(687)	3	(121)	(118)	4,279	222	653
Others	196	(26)	170	(505)	(335)	(5)	(340)	1,900	277	2,493
Loss on sale of assets	—	—	—	(377)	(377)	—	(377)	—	—	—
	23,489	(542)	22,947	(13,035)	9,912	(2,139)	7,773	90,103	6,189	8,173

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.

Operating segment

	Six-month period ended in June 30, 2011 (unaudited)
	Revenue	Value added tax	Net revenues	Cost and expenses	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	16,389	(244)	16,145	(3,893)	12,252	(704)	11,548	33,602	2,436	123
Pellets	4,000	(134)	3,866	(1,618)	2,248	(67)	2,181	2,678	353	1,093
Manganese	95	(4)	91	(69)	22	(9)	13	25	1	—
Ferroalloys	307	(27)	280	(207)	73	(27)	46	321	21	—
Coal	410	—	410	(529)	(119)	(65)	(184)	3,686	606	262
	21,201	(409)	20,792	(6,316)	14,476	(872)	13,604	40,312	3,417	1,478
Base Metals
Nickel and other products (a)	4,081	—	4,081	(2,561)	1,520	(664)	856	29,801	984	13
Copper (b)	515	(18)	497	(346)	151	(42)	109	4,206	518	133
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,686
	4,979	(23)	4,956	(3,211)	1,745	(707)	1,038	34,007	1,518	3,832
Fertilizers
Potash	130	(7)	123	(135)	(12)	(25)	(37)	1,846	300	—
Phosphates	1,122	(50)	1,072	(812)	260	(149)	111	7,132	223	—
Nitrogen	366	(48)	318	(278)	40	(72)	(32)	1,592	45	—
Others fertilizers products	36	(6)	30	—	30	—	30	—	—	—
	1,654	(111)	1,543	(1,225)	318	(246)	72	10,570	568	—

Logistics
Railroads	607	(99)	508	(474)	34	(82)	(48)	1,464	102	565
Ports	197	(23)	174	(141)	33	(22)	11	739	60	—
Ships	—	—	—	—	—	—	—	1,482	163	141
	804	(122)	682	(615)	67	(104)	(37)	3,685	325	706
Others	255	(26)	229	(696)	(467)	(7)	(474)	3,103	465	2,536
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—
	28,893	(691)	28,202	(10,550)	17,652	(1,936)	15,716	91,677	6,293	8,552

(a) Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b) Includes copper concentrate.